Background	12 Months Ended
Dec. 31, 2021
Background [Abstract]
Background

Note 1

Background:

NLS Pharmaceutics Ltd. (Nasdaq: NLSP, NLSPW) (the “Company”) is an emerging biopharmaceutical company engaged in the discovery and development of life-improving drug therapies to treat rare and complex central nervous system disorders, including narcolepsy, idiopathic hypersomnia and other rare sleep disorders, and of neurodevelopmental disorders, such as attention deficit hyperactivity disorder (“ADHD”). The Company’s lead product candidates are Quilience, to treat narcolepsy (type 1 and type 2), and Nolazol, to treat ADHD.

On March 12, 2019, the Company merged NLS-0 Pharma Ltd. and NLS Pharma Ltd. into NLS-1 Pharma Ltd. (the “Merger”), the predecessor of the Company, retroactively and effective on January 1, 2019 and renamed the Company NLS Pharmaceutics Ltd. Due to the high degree of common ownership among the three companies and because individual investors’ ownership is in substance the same after the transaction, this Merger was deemed to be a non-substantive merger, with no step up in basis of the assets and liabilities in the Merger. The financial statements presented were prepared as if the Merger occurred on January 1, 2019. All intercompany transactions and balances were eliminated in the Merger.

On February 2, 2021, the Company completed the closing of its initial public offering (the “Initial Public Offering”) of 4,819,277 units at a price of $4.15 per unit. Each unit consisted of one common share and one Warrant to purchase one common share (the “Warrants”). The common shares and Warrants were immediately separable from the units and were issued separately. The common shares and Warrants began trading on the Nasdaq Capital Market on January 29, 2021 under the symbols “NLSP” and “NLSPW,” respectively. The Company received net proceeds of $17 million, after deducting underwriting discounts and commissions and other estimated offering expenses. The Warrants are exercisable immediately, expire five years from the date of issuance and have an exercise price of $4.15 per share. In addition, the Company granted the underwriters a 45-day option to purchase up to an additional 722,891 common shares and/or Warrants to purchase 722,891 common shares at the public offering price of $0.01 per Warrant, of which the underwriters exercised its option to purchase warrants to purchase up to 722,891 shares of common shares. These Warrants were issued in the Company’s Initial Public Offering and therefore have the same exercise price of $4.15 per share.

Liquidity and Going Concern

As of December 31, 2021, the Company had an accumulated deficit of approximately $41.7 million and the Company incurred an operating loss for the year ended December 31, 2021 of approximately $11.9 million. To date, the Company has dedicated most of its financial resources to research and development, clinical studies associated with its ongoing biopharmaceutical business and general and administrative expenses.

As of December 31, 2021, the Company’s cash and cash equivalents were $5.4 million. The Company has put in place multiple options to raise the funds necessary to support its operations, including access to $18.5 million of funding through a SEDA executed with YA, $3.9 million of potential funding via an ATM agreement with Virtu (see note 18). The Company has access to the funds under SEDA at any time without any pre-conditions. The Company plans to raise additional funds besides through the SEDA and ATM agreement with Virtu. The Company believes that it has sufficient cash resources for more than 12 months from the issuance of these financial statements to fund its clinical development and sustain its operations as planned.

As a result, the Company may require additional capital to finance expenditures related to the manufacture of the Company’s product candidates for use in clinical trials, conducting clinical trials and general and administration costs.

Note 1A

Stock Split

On September 14, 2020, the Company filed an amendment to its Articles of Incorporation and effected a 5,000-for-1 stock split of its issued and outstanding common shares, whereby 1,392 outstanding common shares with a par value of CHF 100.00 per share were exchanged for 6,960,000 common shares with a par value of CHF 0.02 per share. All per share amounts and number of shares in the financial statements and related notes have been retroactively restated to reflect the share split.